Residential Loans at Amortized Cost, Net - Summary of Residential Loans, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at amortized cost, net	$ 1,361,153		$ 1,394,871			$ 1,490,321
Residential loans, principal balance	1,499,184		1,542,056			1,662,183
Unamortized discounts and other cost basis adjustments, net	(126,101)		(132,865)			(151,427)
Allowance for loan losses	(11,930)	(12,084)	(14,320)	(18,306)	(19,932)	(20,435)	(13,824)	(15,907)
Forward Loans in Residual Trusts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at amortized cost, net			1,377,711			1,475,782
Unencumbered Forward Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at amortized cost, net	$ 21,500		$ 17,160			$ 14,539